Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tenant and other receivables, allowance for doubtful accounts	$ 1,636	$ 1,960
Accrued rental income, allowance	3,636	1,571
Unsecured senior notes, discount	14,146	10,472
Unsecured exchangeable senior notes, discount	$ 182	$ 1,653
Redeemable partnership units, series two preferred units outstanding (in units)	666,116	995,997
Redeemable partnership units, common units at redemption value, if converted (in units)	874,168	1,307,083
Redeemable partnership units, series four preferred units outstanding (in units)	360,126	1,221,527
Redeemable partnership units, common units (in units)	15,583,370	16,053,497
Redeemable partnership units, long term incentive units outstanding at redemption value (in units)	1,455,761	1,303,296
General Partners' Capital Account, Units Outstanding (in shares)	1,700,222	1,689,580
Limited Partners' Capital Account, Units Outstanding (in shares)	151,282,879	149,911,629
Series B Cumulative Redeemable Preferred Stock [Member]
Series B Dividend Rate Percentage	5.25%	0.00%
Series B Liquidation Preference Per Unit	$ 2,500.00	$ 0
Series B, Shares Outstanding	80,000	0
Preferred Stock, Shares Issued	80,000	0